Quarterly Results of Operations (Unaudited) (Unaudited Consolidated Quarterly Results of Operations) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended									12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010		Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Quarterly Results of Operations (Unaudited)
Revenues	$ 717,488	$ 717,119	$ 671,886	$ 654,893	$ 743,060	[1]	$ 713,380	$ 705,515	$ 696,543	$ 2,761,386	$ 2,858,498		$ 3,276,362
Income before provision for income taxes	55,485	55,499	45,426	26,919	56,503	[1]	44,245	17,827	13,411	183,329	131,986		78,855
Income from continuing operations	41,919	40,246	37,464	21,431	43,098	[1]	35,508	14,837	10,279	141,060	103,722		72,121
Income from discontinued operations, net of taxes	0	0	0	0	20,517	[1]	4,490	3,487	5,488	0	33,982	[2]	7,045	[2]
Net income	$ 41,919	$ 40,246	$ 37,464	$ 21,431	$ 63,615	[1]	$ 39,998	$ 18,324	$ 15,767	$ 141,060	$ 137,704		$ 79,166
Basic net income per share:
Income from continuing operations	$ 0.50	$ 0.46	$ 0.41	$ 0.21	$ 0.42	[1]	$ 0.35	$ 0.14	$ 0.10	$ 1.55	$ 1.02		$ 0.71
Income from discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.20	[1]	$ 0.04	$ 0.04	$ 0.05	$ 0.00	$ 0.33		$ 0.07
Net income per share	$ 0.50	$ 0.46	$ 0.41	$ 0.21	$ 0.62	[1]	$ 0.39	$ 0.18	$ 0.15	$ 1.55	$ 1.35		$ 0.78
Diluted net income per share:
Income from continuing operations	$ 0.49	$ 0.45	$ 0.41	$ 0.21	$ 0.42	[1]	$ 0.35	$ 0.14	$ 0.10	$ 1.53	$ 1.01		$ 0.70
Income from discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.20	[1]	$ 0.04	$ 0.04	$ 0.05	$ 0.00	$ 0.33		$ 0.07
Net income per share	$ 0.49	$ 0.45	$ 0.41	$ 0.21	$ 0.62	[1]	$ 0.39	$ 0.18	$ 0.15	$ 1.53	$ 1.34		$ 0.77
Basic weighted average shares outstanding	83,888	87,679	90,936	100,667	101,934	[1]	102,470	102,481	102,243	90,807	102,287		101,852
Diluted weighted average shares outstanding	85,906	89,647	92,111	101,556	102,791	[1]	103,357	102,994	103,016	92,320	103,044		102,713

[1]	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.
[2]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.